EMPLOYEE FUTURE BENEFITS (Details Textual) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended												12 Months Ended			12 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2011 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 Green Status [Member]	Dec. 31, 2012 Yellow Status [Member]	Dec. 31, 2012 Red Status [Member]	Dec. 31, 2013 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] CAD	Sep. 30, 2012 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2013 Funded Defined Benefit Pension Plans [Member] CAD	Sep. 30, 2012 Funded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2013 Unfunded Defined Benefit Pension Plans [Member] CAD	Sep. 30, 2012 Unfunded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2013 Other Benefit Plans [Member] CAD	Dec. 31, 2012 Other Benefit Plans [Member] CAD	Sep. 30, 2012 Other Benefit Plans [Member] CAD	Dec. 31, 2013 Special Portability Option [Member] CAD	Dec. 31, 2013 Special Portability Option [Member] Remaining Members In Plan [Member] CAD	Dec. 31, 2013 Special Portability Option [Member] Members Electing to Settle Their Benefits [Member] CAD	Sep. 30, 2012 Predecessor [Member] CAD	Dec. 31, 2011 Predecessor [Member] CAD	Sep. 30, 2012 Predecessor [Member] Pension Plans, Defined Benefit [Member] CAD	Sep. 30, 2012 Predecessor [Member] Funded Defined Benefit Pension Plans [Member] CAD	Sep. 30, 2012 Predecessor [Member] Unfunded Defined Benefit Pension Plans [Member] CAD	Sep. 30, 2012 Predecessor [Member] Other Benefit Plans [Member] CAD	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member] CAD	Dec. 31, 2013 Snowflake Mill [Member] USD ($)
Funded status								(117.3)	(153.5)	(162.0)	45.9	83.3	71.4	70.2	(151.8)	(149.2)	(150.8)						162.0	90.3	71.7	150.8
Cash Contribution To Multi Employer Plan																27.7											38.8
Defined Benefit Pension Plan Contribution For Closure Of Sales	5.1
Defined Benefit Plan Fund Performance Description			Fund performance is benchmarked against a customized index consisting of: 35% S&P/TSX Capped Composite Total Return Index, 25% Morgan Stanley Capital International World (Developed Markets) Index excluding Canada, 35% DEX Universe Bond Index and 5% DEX 30-Day T-Bill Index.
Multiemployer Plans, Funded Status					At least 80 percent	Between 65 and less than 80 percent	At least 80 percent
Expected rate of return on plan assets		6.50%	6.50%																		6.75%
Rate Of Expected To Earn In Long Term From Canadian Long Bonds		3.30%
Rate Of Canadian Equity Securities		18.00%
Rate Of Expected To Earn In Long Term From Canadian Equity Securities		8.00%
Rate Of Canadian Global Securities		37.00%
Rate Of Expected To Earn In Long Term From Canadian Global Securities		8.40%
Rate Of Expected Rate Of Return On Plan Assets In Recognition Of Additional Net Returns		0.60%
Percentage Of Non Investment Expenses Expected To Be Paid From Plans		0.30%
Rate Of Canadian Real Estate				5.00%
Rate Of Expected To Earn In Long Term From Canadian Real Estate				7.50%
Accrued Employee Benefits, Current		24.8		24.8
Multiemployer Plans, Withdrawal Obligation																												11.7
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year								23.6							6.3
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total																		15.1	6.2	8.9
Defined Benefit Plan, Computed Value of Election Exchanged Pension Benefits																		59.6
Defined Benefit Plan, Settlements, Benefit Obligation								(38.4)										16.6
Defined Benefit Plan, Payments for settlement																		38.3
Defined Benefit Plan, Top-up Payments Percentage																		8.00%
Defined Benefit Plan, Top-up Payments Present Value																		4.7
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0	0															2.6			3.9	5.0
Rate Of Canadian Bonds			40.00%
Defined Benefit Plan, Amortization of Gains (Losses)			0.3
Uninsured Pensioner Mortality Percentage			90.00%